--------------------------------------------------------------------------------


                                 Maxfund Trust


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                               Semi-Annual Report


















                                 June 30, 2000









--------------------------------------------------------------------------------

Dear Shareholders,


For the first six months of 2000, the Maxus family of funds has continued their exceptional performance relative to their respective market indices and competing mutual funds. It was a difficult period for both bond and equity funds. Rising interest rates and a re-emphasis on earning expectations were the culprits.

Leading our effort in absolute performance was the Maxus Income Fund. Within a universe of 525 domestic taxable bond funds, Maxus Income was the number one mutual fund in the country during the first half of the year according to Lipper Financial Services. During this period alone your Fund produced an 11% total return, against an average of less than 1% for competing funds and 5.46% for the Ryan Index.

The Maxus Equity Fund also had an outstanding first six months producing a return of 11.61% against the Russell 3000 which returned 0.98%, the S&P 500 which returned a negative 0.47% and the Lipper Multi-Cap Value Index which returned a negative 0.77%. Maxus Equity once again has proven that persistency and consistency are desirable characteristics for a mutual fund.

After significantly outperforming the competition in 1999, the Maxus Aggressive Value Fund produced a more modest 4.72% %, exactly in line with the average micro-cap value fund (4.96%), but behind the average micro-cap fund which returned 8.55%. In my estimation, micro-cap value is the most compelling market sector today, and my expectation are exceptionally high for Maxus Aggressive Value in the next 3 to 5 years.

Starting to show renewed signs of life since the year began were companies headquartered in Ohio. Reflecting this trend was the Maxus Ohio Heartland Fund. MOH returned 5.84% during this period.

Finally, our star performer in 1999 found the going a little rougher in the six months of 2000. Maxus Laureate produced a return of 0.93% against the negative 2.56% return on the Morgan Stanley World Index, an excellent relative performance nevertheless.

A major characteristic of the stock market during the past five years has been what I call "sector rotation/correction." Rather than periodic corrections devastating the entire market, each market sector has run through its own corrective phase, on its own time, leaving the rest of the market relatively unchanged. For example, during the first half of 2000, the dot.coms and overvalued technology issues were taken down, along with auto related and certain other cyclical stocks, while much of the entire market remained unchanged.

Investors across the board have been the beneficiaries of this phenomenon as market psychology has remained unequivocally positive in spite of rising interest rates and major earnings disappointments. For the remainder of 2000 and beyond, I am looking for much of the same.


Sincerely,



Richard Barone

MAXUS OHIO HEARTLAND FUND                                SCHEDULE OF INVESTMENTS
                                                       June 30, 2000 (unaudited)

 SHARES / PRINCIPAL AMOUNT                         MARKET VALUE         % ASSETS

          COMMON STOCKS

          Basic Materials
   2,500  A. Schulman                              $     30,156
   3,000  Brush Wellman                                  46,875
   3,500  Hanna, (M.A.)                                  31,500
   5,500  Hawk Group                *                    41,594
   2,500  Oglebay Norton                                 63,750
  10,000  Olympic Steel             *                    35,000
                                                   ------------
                                                        248,875            13.8%

          Business Consumables
   4,000  RPM Inc.                                       40,500
   3,500  Standard Register                              49,875
                                                   ------------
                                                         90,375             5.0%

          Capital Goods
   2,500  Amcast                                         21,875
   4,000  Chart Industries          *                    19,500
   6,750  Corrpro                   *                    21,937
   1,500  Diebold                                        41,813
   5,000  Lamson & Sessions         *                    76,563
   5,000  Sifco Industries                               31,250
   3,000  Stoneridge                *                    26,250
                                                   ------------
                                                        239,188            13.3%

          Consumer Products
   2,000  Baldwin Piano             *                    12,000
   5,000  Bob Evans                                      74,688
   2,500  Consolidated Stores       *                    30,000
   6,000  Elder Beerman Stores      *                    24,750
   6,000  Huffy                                          25,875
  15,000  International Total Services                   15,937
   9,000  Officemax                 *                    45,000
  10,000  RG Barry                  *                    38,750
   5,000  Rocky Shoes & Boots       *                    25,312
   7,500  Royal Appliance           *                    42,656
   2,500  Smucker, (J.M.) Class B                        45,625
   1,800  Wendy's International                          32,063
                                                   ------------
                                                        412,656            23.0%

          Financials
   5,000  Ceres Group               *                    29,687
   3,000  KeyCorp                                        52,875
   3,500  Second Bancorp                                 53,156
   4,500  State Auto Financial                           53,438
                                                   ------------
                                                        189,156            10.5%

          Healthcare
   2,500  Invacare                                       65,625
   5,000  Steris                    *                    44,375
                                                   ------------
                                                        110,000             6.1%

          Real Estate
   4,000  Associated Estates                             28,000
   4,000  Boykin Lodging                                 54,000
                                                   ------------
                                                         82,000             4.6%

          Technology
   4,000  Allen Telecom             *                    70,750
   5,918  Datatrak                  *                    28,480
   3,000  Kendle International      *                    23,625
   3,000  Structural Dynamics       *                    45,188
   3,000  Telxon                    *                    53,625
                                                   ------------
                                                        221,668            12.3%

          Wholesale Distribution
   1,800  Cooper Tire                                    20,025
   5,000  Pioneer Standard Electronics                   73,750
   5,000  Rainbow Rentals           *                    58,125
                                                   ------------
                                                        151,900             8.5%


          TOTAL FOR COMMON STOCKS                     1,745,818            97.1%

          CASH EQUIVALENTS
  64,083  Firstar Treasury Fund 4.54%                    64,083             3.6%

          TOTAL INVESTMENTS (Cost - $2,328,493)       1,809,901           100.7%

          OTHER ASSETS LESS LIABILITIES                 (12,795)           -0.7%

          NET ASSETS                               $  1,797,106           100.0%


* Non-income producing securities

MAXUS AGGRESSIVE VALUE FUND                              SCHEDULE OF INVESTMENTS
                                                       June 30, 2000 (unaudited)

 SHARES / PRINCIPAL AMOUNT                         MARKET VALUE         % ASSETS

          COMMON STOCKS

          Basic Materials
   90,000 Campbell Resources        *              $    157,500
   17,700 Oglebay Norton                                451,350
  100,000 Olympic Steel             *                   350,000
                                                   ------------
                                                        958,850             4.7%

          Business Consumables
   25,000 Angelica                                      200,000
  150,000 Lanier Worldwide          *                   150,000
   67,000 Mercury Air Group         *                   335,000
                                                   ------------
                                                        685,000             3.4%

          Capital Goods
   12,500 Ameron                                        446,875
   20,000 Cubic                                         375,000
   20,000 Flow International        *                   200,000
   43,000 Foster, (L. B.)           *                   137,062
   30,000 Northwest Pipe            *                   356,250
  100,000 Perceptron                *                   340,625
   21,500 Tech-Sym                  *                   604,688
                                                   ------------
                                                      2,460,500            12.0%

          Consumer Products
   37,500 Allou Health and
          Beauty Care               *                   269,531
  150,000 Burlington Industries     *                   253,125
  100,000 Donna Karan               *                   637,500
   15,000 Engle Homes                                   143,437
   40,000 Hartmarx                  *                   102,500
   42,000 Jaclyn                    *                    84,000
   50,000 Lazare Kaplan
          International             *                   406,250
  131,100 Martin Industries         *                   204,844
   86,000 Michael Anthony Jewelers  *                   236,500
   69,000 Movado Group                                  828,000
   29,600 RG Barry                  *                   114,700
  100,000 Rainforest Cafe           *                   296,875
  107,500 Rocky Shoes & Boots       *                   544,219
   10,000 Saucony Class A           *                   102,500
   80,000 Sola International        *                   390,000
   70,000 Zapata                    *                   218,750
                                                   ------------
                                                      4,832,731            23.6%

          Energy
  120,000 Ethyl                                         300,000
   49,100 Kaneb Services            *                   196,400
   30,000 Patina Oil & Gas                              622,500
                                                   ------------
                                                      1,118,900             5.5%

          Financials
   29,000 Atalanta Sosnoff Capital  *                   290,000
    6,500 Bank Rhode Island                              69,875
  100,000 Gainsco                                       500,000
                                                   ------------
                                                        859,875             4.2%

          Healthcare
  110,000 Carrington Laboratories   *                   237,188
   30,000 Hologic                   *                   202,500
   50,000 Orthologic                *                   246,875
   50,000 Spacelabs Medical         *                   562,500
                                                   ------------
                                                      1,249,063             6.1%

          Real Estate
   10,000 Asset Investors                               118,125
   70,000 Associated Estates                            490,000
   45,000 Bluegreen                 *                   123,750
   28,400 Boykin Lodging                                383,400
  107,000 Excel Legacy              *                   287,563
   40,000 Oakwood Homes                                  72,500
                                                   ------------
                                                      1,475,338             7.2%

          Technology
   30,000 Barringer Technologies    *                   206,250
   35,000 Datum                     *                   791,875
   10,000 Standard Microsystems     *                   153,750
   25,000 Telxon                    *                   446,875
                                                   ------------
                                                      1,598,750             7.8%

          Wholesale Distribution
   45,000 Aviall                    *                   222,187
   61,100 Park-Ohio Holdings        *                   526,988
  262,600 Strategic Distribution    *                   508,787
   80,000 TBC Corp                  *                   370,000
                                                   ------------
                                                      1,627,962             8.0%


          TOTAL FOR COMMON STOCKS                    16,866,969            82.5%

          CLOSED END EQUITY FUNDS
   33,100 Brantley Capital                              289,625
   60,000 Equus II                                      637,500
   20,000 Templeton China World                         152,500
                                                   ------------
                                                      1,079,625             5.3%

          CASH EQUIVALENTS
2,138,818 Firstar Treasury Fund 4.54%                 2,138,818            10.5%

          TOTAL INVESTMENTS (Cost - $20,113,971)     20,085,412            98.3%

          OTHER ASSETS LESS LIABILITIES                 354,245             1.7%

          NET ASSETS                               $ 20,439,657           100.0%

* Non-income producing securities

--------------------------------------------------------------------------------
Statement of Assets & Liabilities
--------------------------------------------------------------------------------
Ohio Heartland & Aggressive Value Funds                June 30, 2000 (unaudited)

                                                       Ohio
                                                     Heartland       Aggressive
                                                       Fund          Value Fund
Assets:
  Investment securities at market value            $ 1,809,901       20,085,412
   (Identified cost - $2,328,493 and $20,113,971)
  Cash                                                   4,722            5,967
  Receivables:
   Receivable for investment securities sold                 -          310,105
   Receivable for shareholder purchases                      -           95,385
   Dividends and interest receivable                     2,533           38,990
   Unamortized organization costs                        7,920            7,920
                                                    ----------       ----------
Total Assets                                         1,825,076       20,543,779
                                                    ----------       ----------

Liabilities:
  Payable for investment securities purchased                -           68,574
  Payble to custodian bank                                 990             (505)
  Accrued expenses                                      26,980           36,053
                                                    ----------       ----------
Total Liabilities                                       27,970          104,122
                                                    ----------       ----------
Net Assets                                       $   1,797,106       20,439,657

Net Assets Consist Of:
  Capital paid in                                    2,340,344       19,142,270
  Accumulated undistributed net
     investment income (loss)                           (6,764)          (3,320)
  Accumulated undistributed realized
     gain (loss) on investments - net                  (17,882)       1,329,266
  Unrealized appreciation (depreciation) in value
    of investments based on identified cost - net     (518,592)         (28,559)
                                                    ----------       -----------
Net Assets                                           1,797,106       20,439,657

Net Assets
  Investor shares                                    1,124,705       16,908,870
  Institutional shares                                 672,401        3,530,787
                                                    ----------       ----------
     Total                                           1,797,106       20,439,657
                                                    ----------       ----------

Shares of Capital Stock
  Investor shares                                      148,042        2,899,660
  Institutional shares                                  87,772          600,452
                                                    ----------       ----------
     Total                                             235,814        3,500,112
                                                    ----------       ----------
Net Asset Value per Share
  Investor shares                                   $     7.60       $     5.83
  Institutional shares                              $     7.66       $     5.88

--------------------------------------------------------------------------------
Statement of Operations
--------------------------------------------------------------------------------
Ohio Heartland & Aggressive Value Funds               June 30, 2000 (unaudited)

                                                      Ohio
                                                    Heartland        Aggressive
                                                      Fund           Value Fund
Investment Income:

Dividend income                                     $   19,489           81,166
Interest income                                          1,436           77,201
                                                    ----------       ----------
Total Income                                            20,925          158,367
                                                    ----------       ----------
Expenses:

Investment advisory fees (Note 2)                        9,320           89,271
Distribution fees (investor shares)                      2,690           36,245
Transfer agent fees/accounting                           2,319           13,934
Registration and filing fees                               650            3,130
Audit                                                    2,975            3,375
Custodial fees                                           2,489            4,833
Legal                                                    4,623            7,489
Organization costs                                       1,484            1,483
Trustee fees                                               900            1,800
Printing & other miscellaneous                             239              127
                                                    ----------       ----------
Total Expenses                                          27,689          161,687


Net investment income (loss)                            (6,764)          (3,320)

Realized and Unrealized Gain (Loss) on Investments:

Realized gain (loss) on investments                     11,219        1,344,058
Unrealized appreciation (depreciation)
     on investments                                    100,704         (736,412)
                                                    ----------       -----------
Net realized and unrealized gain                       111,923          607,646
     (loss) on investments                          ----------       -----------


Net increase (decrease) in net
     assets from operations                         $  105,159          604,326
                                                    ==========       ===========

--------------------------------------------------------------------------------
Statement of Changes in Net Assets
--------------------------------------------------------------------------------
Ohio Heartland & Aggressive Value Funds                June 30, 2000 (unaudited)

                                                  Ohio               Ohio           Aggressive         Aggressive
                                             Heartland Fund       Heartland         Value Fund         Value Fund
                                                                     Fund
                                               01/01/00           01/01/99           01/01/00           01/01/99
                                                  to                 to                 to                 to
                                               06/30/00           12/31/99           06/30/00           12/31/99
From Operations:
     Net investment income                      (6,764)            (19,243)           (3,320)            (74,977)
     Net realized gain (loss) on investments    11,219              20,704         1,344,058             602,160
     Net unrealized appreciation
       (depreciation)                          100,704            (253,998)         (736,412)            816,427
                                             ----------          ----------       -----------         -----------
Increase (decrease) in net assets from
       operations                              105,159            (252,537)          604,326           1,343,610
                                             ----------          ----------       -----------         -----------

Distributions to Investor Shareholders:
     Net investment income                           -                   -                 -                   -
     Net realized gain (loss) from
       security transactions                   (11,788)                  -           (35,870)           (370,605)

Distributions to Institutional
Shareholders:
     Net investment income                           -                   -                 -                   -
     Net realized gain (loss) from
       security transactions                    (8,816)                  -            (6,780)           (128,732)
                                             ----------          ----------       -----------         -----------
Change in net assets from distributions        (20,604)                  -           (42,650)           (499,337)
                                             ----------          ----------       -----------         -----------

From Capital Share Investor Transactions:
     Proceeds from sale of shares              187,049             487,091         9,314,910           6,985,616
     Dividend reinvestment                      13,128                   -            36,707             322,221
     Cost of shares redeemed                  (185,302)           (503,089)       (2,000,557)         (1,806,100)

From Capital Share Institutional Transactions:
     Proceeds from sale of shares               32,978             188,675         1,473,409           2,362,244
     Dividend reinvestment                       4,623                   -            (2,709)             79,131
     Cost of shares redeemed                  (230,693)            (16,692)       (1,354,586)           (691,841)
                                             ----------          ----------       -----------         -----------
Change in net assets from capital             (178,217)            155,985         7,467,174           7,251,271
                                             ----------          ----------       -----------         -----------
Change in net assets                           (93,662)            (96,552)        8,028,850           8,095,544

Net Assets:
     Beginning of period                     1,890,768           1,987,320        12,410,807           4,315,263
                                             ----------          ----------       -----------         -----------
     End of period*                          1,797,106           1,890,768        20,439,657          12,410,807
                                             ==========          ==========       ===========         ===========

Investor Share Transactions:
     Issued                                     25,242              61,455         1,600,197           1,247,484
     Reinvested                                  1,448                   -             4,458              54,574
     Redeemed                                  (24,249)            (67,137)         (340,674)           (324,478)
                                             ----------          ----------       -----------         -----------
Net increase (decrease) in shares                2,441              (5,682)        1,263,981             977,580
Shares outstanding beginning of period         145,601             151,283         1,635,679             658,099
                                             ----------          ----------       -----------         -----------
Shares outstanding end of period               148,042             145,601         2,899,660           1,635,679
                                             ==========          ==========       ===========         ==========

Institutional Share Transactions:
     Issued                                      4,410              24,318           242,610             447,918
     Reinvested                                    876                   -               861              18,965
     Redeemed                                  (31,670)             (2,174)         (227,329)           (122,567)
                                             ----------          ----------       -----------         -----------
Net increase (decrease) in shares              (26,384)             22,144            16,142             344,316
Shares outstanding beginning of period         114,156              92,012           584,310             239,994
                                             ----------          ----------       -----------         -----------
Shares outstanding end of period                87,772             114,156           600,452             584,310
                                             ==========          ==========       ===========         ===========

 *   Including  accumulated   undistributed  net  investment  income  (loss)  of
     $(6,764) and $0, respectively, for the Maxus Ohio Heartland Fund, and $(3,320) and $0, respectively, for the Maxus Aggressive Value Fund.

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------
Ohio Heartland Fund                                  (unaudited) Investor Shares

Selected data for a share of capital stock outstanding throughout the period indicated

                                         01/01/00      01/01/99      02/01/98**
                                            to            to            to
                                         06/30/00      12/31/99      12/31/98
Net Asset Value -
     Beginning of Period                     7.26          8.16         10.00
Net investment income                       (0.03)        (0.07)        (0.05)
Net gains (losses) on securities,
     realized and unrealized                 0.45         (0.83)        (1.79)
                                         --------      --------      --------
Total from investment operations             0.42         (0.90)        (1.84)
Distributions
     Net investment income                      -             -             -
     Capital gains                          (0.08)            -             -
     Return of capital                          -             -             -
                                         --------      --------      --------
          Total distributions               (0.08)            -             -
                                         --------      --------      --------
Net Asset Value
     End of Period                         $ 7.60        $ 7.26        $ 8.16
                                         ========      ========      ========
Total return                                 5.84%       -11.03%       -18.40%

Ratios/Supplemental Data:
Net assets at end of period (thousands)      1,125         1,057         1,234
Ratio of expenses to average net assets   *  2.96%         2.88%  *      3.24%
Ratio of net income to average net assets * -0.72%        -0.94%  *     -0.88%
Portfolio turnover rate                   *    34%           33%  *         7%





                                                (unaudited) Institutional Shares
--------------------------------------------------------------------------------

                                         01/01/00      01/01/99      02/01/98**
                                            to            to            to
                                         06/30/00      12/31/99      12/31/98
Net Asset Value -
     Beginning of Period                     7.31          8.18         10.00
Net investment income                       (0.02)        (0.04)        (0.03)
Net gains (losses) on securities,
     realized and unrealized                 0.45         (0.83)        (1.79)
                                         --------      --------      --------
Total from investment operations             0.43         (0.87)         1.82
Distributions
     Net investment income                      -             -             -
     Capital gains                          (0.08)            -             -
     Return of capital                          -             -             -
                                         --------      --------      --------
          Total distributions               (0.08)            -             -
                                         --------      --------      --------
Net Asset Value -
     End of Period                       $   7.66      $   7.31      $   8.18
                                         ========      ========      ========

Total return                                 5.94%       -10.64%       -18.20%

Ratios/Supplemental Data:
Net assets at end of period (thousands)        672           834           753
Ratio of expenses to average net assets   *  2.46%         2.38%  *      2.74%
Ratio of net income to average net assets * -0.22%        -0.44%  *     -0.38%
Portfolio turnover rate                   *    34%           33%  *         7%

*annualized
**commencement of operations

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------
Aggressive Value Fund                                (unaudited) Investor Shares

Selected data for a share of capital stock outstanding throughout the period indicated

                                         01/01/00      01/01/99      02/01/98**
                                            to            to            to
                                         06/30/00      12/31/99      12/31/98
Net Asset Value -
     Beginning of Period                     5.58          4.80          5.00
Net investment income                       (0.01)        (0.06)        (0.07)
Net gains (losses) on securities,
     realized and unrealized                 0.27          1.08         (0.09)
                                         --------      --------      --------
Total from investment operations             0.26          1.02         (0.16)
Distributions
     Net investment income                      -             -             -
     Capital gains                          (0.01)        (0.24)        (0.04)
     Return of capital                          -             -             -
                                         --------      --------      --------
          Total distributions               (0.01)        (0.24)        (0.04)
                                         --------      --------      --------
Net Asset Value -
     End of Period                       $   5.83      $   5.58      $   4.80
                                         ========      ========      ========

Total return                                 4.72%        21.19%        -3.27%

Ratios/Supplemental Data:
Net assets at end of period (thousands)     16,909         9,128         3,159
Ratio of expenses to average net assets   *  1.81%         2.10%  *      2.69%
Ratio of net income to average net assets * -0.04%        -0.82%  *     -1.33%
Portfolio turnover rate                   *    92%           96%  *       109%




                                                 (unaudited)Institutional Shares
--------------------------------------------------------------------------------

                                         01/01/00      01/01/99      02/01/98**
                                            to            to            to
                                         06/30/00      12/31/99      12/31/98
Net Asset Value -
     Beginning of Period                     5.62          4.82          5.00
Net investment income                           -         (0.04)        (0.05)
Net gains (losses) on securities,
     realized and unrealized                 0.27          1.08         (0.09)
                                         --------      --------      --------
Total from investment operations             0.27          1.04         (0.14)
Distributions
     Net investment income                      -             -             -
     Capital gains                          (0.01)        (0.24)        (0.04)
     Return of capital                          -             -             -
                                         --------      --------      --------
          Total distributions               (0.01)        (0.24)        (0.04)
                                         --------      --------      --------
Net Asset Value -
     End of Period                       $   5.88      $   5.62      $   4.82
                                         ========      ========      ========

Total return                                 4.87%        21.60%        -2.87%

Ratios/Supplemental Data:
Net assets at end of period (thousands)      3,531         3,283         1,156
Ratio of expenses to average net assets   *  1.31%         1.60%  *      2.19%
Ratio of net income to average net assets *  0.46%        -0.32%  *     -0.83%
Portfolio turnover rate                   *    92%           96%  *       109%

*annualized
**commencement of operations

NOTES TO FINANCIAL STATEMENTS
                                          MAXUS OHIO HEARTLAND & AGGRESSIVE FUND
                                                       JUNE 30, 2000 (UNAUDITED)

  1.)SIGNIFICANT ACCOUNTING POLICIES
     Maxus Ohio Heartland Fund and Maxus Aggressive Value Fund (the "Funds") are two separate diversified portfolios of MaxFund Trust (the "Trust"), an open-end management investment company, organized as a Trust under the laws of the State of Ohio by a Declaration of Trust dated November 7, 1997. Shares of the Funds are divided into two classes, Investor shares and Institutional shares. Each share represents an equal proportionate interest in the Funds with other shares of the same class. Investor shares incur a distribution expense. The investment objective of Maxus Ohio Heartland Fund is to obtain a total return (a combination of capital appreciation and income). The Fund pursues this objective by investing primarily in equity securities of companies headquartered in the State of Ohio. The investment objective of Maxus Aggressive Value Fund is to obtain capital appreciation. The Fund pursues this objective by investing primarily in equity securities of companies who have a total market value of not less then $10,000,000 or more then $200,000,000 as of the date of investment. Significant accounting policies of the Funds are presented below.

     SECURITY VALUATION
     Both Funds intend to invest in a wide variety of equity and debt securities. The investments in securities are carried at market value. The market quotation used for common stocks, including those listed on the NASDAQ National Market System, is the last sale price on the date on which the valuation is made or, in the absence of sales, at the closing bid price. Over-the-counter securities will be valued on the basis of the bid price at the close of each business day. Short-term investments are valued at amortized cost, which approximates market. Securities for which market quotations are not readily available will be valued at fair value as determined in good faith pursuant to procedures established by the Board of Directors.

     SECURITY TRANSACTION TIMING
     Security transactions are recorded on the dates transactions are entered into (the trade dates). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded as earned. Both Funds use the identified cost basis in computing gain or loss on sale of investment securities. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

     INCOME TAXES
     It is both Funds' policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Service. This Internal Revenue Service requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is both Funds' policy to distribute annually, after the end of the calendar year, any remaining net investment income and net realized capital gains. The Maxus Ohio Heartland Fund has net loss carry forwards totaling $17,882 that expire in 2007.

     ESTIMATES
     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.



  2.)INVESTMENT ADVISORY AGREEMENT
     The Trust has entered into an investment advisory and administration agreement with Maxus Asset Management Inc., a wholly owned subsidiary of Resource Management Inc. The Investment Advisor receives from each Fund as compensation for its services to that Fund an annual fee of 1% on the first $150,000,000 of the Fund's net assets, and 0.75% of the Fund's net assets in excess of $150,000,000.

  3.)RELATED PARTY TRANSACTIONS
     Resource Management Inc. has two wholly owned subsidiaries which provide services to the Funds. These subsidiaries are Maxus Asset Management Inc. and Maxus Securities Corp. Maxus Asset Management was paid $9,320 by Maxus Ohio Heartland Fund and $89,271 by Maxus Aggressive Value Fund in investment advisory fees during the six months ending June 30, 2000. The Funds have adopted a Distribution and Shareholder Servicing Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940. Maxus Securities has served as the national distributor of the Funds shares. The Funds have entered into a distribution agreement pursuant to which the Funds pay Maxus Securities a fee, accrued daily and payable monthly at an annual rate of .50%, based on the average daily net assets for Investor class only. Maxus Securities was reimbursed $2,690 by Maxus Ohio Heartland Fund and $36,245 by Maxus Aggressive Value Fund for distribution expenses for the six months ending June 30, 2000. Resource Management Inc. owns 49% of Mutual Shareholder Services. Mutual Shareholder Services provides fund accounting and transfer agent services to the Maxus Ohio Heartland Fund and the Maxus Aggressive Value Fund. Mutual Shareholder Services received fees totaling $2,319 from Maxus Ohio Heartland Fund and $13,934 from Maxus Aggressive Value Fund for services rendered to the Funds for the six months ending June 30, 2000. Maxus Securities is a registered broker-dealer. Maxus Securities effected substantially all of the investment portfolio transactions for the Fund. For this service Maxus Securities received commissions of $2,253 from Maxus Ohio Heartland Fund and $81,460 from Maxus Aggressive Value Fund for the six months ending June 30, 2000.

     At June 30, 2000, Resource Management Inc. owned 20,000 shares of Maxus Ohio Heartland Fund and 100,000 shares of Maxus Aggressive Value Fund.

     Certain officers and/or trustees of the Funds are officers and/or directors of the Investment Advisor and Administrator.

  4.)CAPITAL STOCK AND DISTRIBUTION
     At June 30, 2000, an indefinite number of shares of capital stock ($.10 par value) were authorized, and paid-in capital amounted to $2,340,344 for the Maxus Ohio Heartland Fund and $19,142,270 for the Maxus Aggressive Value Fund.

     Distributions to shareholders are recorded on the ex-dividend date. Payments in excess of net investment income or of accumulated net realized gains reported in the financial statements are due primarily to book/tax differences. Payments due to permanent differences have been charged to paid in capital. Payments due to temporary differences have been charged to distributions in excess of net investment income or realized gains.

  5.)PURCHASES AND SALES OF SECURITIES
     The table below displays information describing purchases and sales of investment securities, both U.S. Government obligations and non U.S. Government obligations, excluding short-term securities, made during the six months ending June 30, 2000.

                                             Maxus                 Maxus
             Type of obligation         Ohio Heartland        Aggressive Value
                                             Fund                  Fund

     Purchase of non U.S. Government       $306,965             $13,428,845
     Sale of non U.S. Government            563,229               6,798,715
     Purchase of U.S. Government                  0                       0
     Sale of U.S. Government                      0                       0

  6.)SECURITY TRANSACTIONS
     For Federal income tax purposes, the cost of investments owned at June 30, 2000 was the same as identified cost.

     At June 30, 2000, the composition of unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) was as follows:

                                               Maxus                Maxus
                                          Ohio Heartland       Aggressive Value
                                               Fund                 Fund

     Appreciation                           $ 202,415            $2,225,638
     (Depreciation)                          (721,007)           (2,254,197)
                                             ---------           -----------
     Net Appreciation (Depreciation)        $(518,592)           $  (28,559)
                                             ==========          ===========

                               Investment Adviser
                          Maxus Asset Management, Inc.
                             1301 East Ninth Street
                               Cleveland, OH 44114

                                 Transfer Agent
                        Mutual Shareholder Services, LLC.
                           1301 E. 9th St., Suite 1005
                               Cleveland, OH 44114

                                    Custodian
                                Firstar Bank, NA
                                425 Walnut Street
                                  P.O. Box 1118
                              Cincinnati, OH 45201

                                  Legal Counsel
                     Benesch, Friedlander, Coplan & Aronoff
                            2300 BP America Building
                                200 Public Square
                               Cleveland, OH 44114

                         Auditors McCurdy & Associates,
                                   CPA's, Inc.
                               27955 Clemens Road
                               Westlake, OH 44145

                                Board of Trustees
                                  Denis J Amato
                                Richard A Barone
                                  Kent W Clapp
                               Steven M Kasarnich
                                 Joseph H Smith
                                 Burton D Morgan
                                 Michael A Rossi




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